ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Summary of final purchase price allocations, at fair values
The purchase price allocations, at fair value, with respect to the acquisitions are as follows:

(MILLIONS)	Notes	India Wind Portfolio	China Wind Facility	Total
Restricted cash		$14	$2	$16
Trade receivables and other current assets		14	51	65
Property, plant and equipment	13	243	307	550
Current liabilities		(1)	(23)	(24)
Current portion of non-recourse borrowings	14	(12)	(18)	(30)
Financial instruments		(4)	—	(4)
Non-recourse borrowings	14	(158)	(131)	(289)
Deferred income tax liabilities		(8)	(28)	(36)
Other long-term liabilities		(9)	—	(9)
Fair value of net assets acquired		$79	$160	$239
Final purchase price allocations, at fair value, with respect to the acquisitions are as follows:

(MILLIONS)	Biotherm	Northern Ireland Wind	Total
Cash and cash equivalents	$12	$1	$13
Trade receivables and other current assets	7	—	7
Property, plant and equipment, at fair value	158	53	211
Current liabilities	(3)	(4)	(7)
Current portion of non-recourse borrowings	(3)	—	(3)
Financial instruments	(2)	—	(2)
Non-recourse borrowings	(69)	(18)	(87)
Deferred income tax liabilities	(35)	(4)	(39)
Non-controlling interests	(21)	—	(21)
Fair value of net assets acquired	44	28	72
Goodwill	27	—	27
Purchase price	$71	$28	$99
Final purchase price allocations, at fair value, with respect to the acquisitions completed in 2017 are as follows:

(MILLIONS)	TerraForm Global	European Wind	Total
Cash and cash equivalents	$611	$—	$611
Restricted cash	90	—	90
Trade receivables and other current assets	62	1	63
Financial instruments	20	—	20
Property, plant and equipment, at fair value	1,208	37	1,245
Deferred tax assets	18	—	18
Other long-term assets	94	—	94
Current liabilities	(73)	(4)	(77)
Current portion of non-recourse borrowings	(1,183)	—	(1,183)
Financial instruments	(15)	—	(15)
Non-recourse borrowings	(5)	—	(5)
Deferred income tax liabilities	(15)	(2)	(17)
Other long-term liabilities	(54)	—	(54)
Non-controlling interests	(1)	—	(1)
Fair value of net assets acquired	$757	$32	$789